Reclassification Activity by Individual Accumulated OCI Component (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains) losses on cash flow hedges reclassification, before tax	$ 11.1		$ (22.4)		$ (24.6)
(Gains) losses on cash flow hedges reclassification, tax expense	(4.4)		8.0		8.6
(Gains) losses on cash flow hedges reclassification, net of tax	6.7		(14.4)		(16.0)
Defined benefit plan reclassification, before tax	0.8		1.6		1.6
Defined benefit plan reclassification, tax expense	(0.2)		(0.4)		(0.5)
Defined benefit plan reclassification, net of tax	0.6		1.2		1.1
Total reclassifications, net of tax	7.3		(13.2)		(14.9)
Foreign Exchange Contract | Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains) losses on cash flow hedges reclassification, before tax	(0.9)		(0.4)		(0.1)
Commodity Contract | Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains) losses on cash flow hedges reclassification, before tax	12.0		(22.0)		(24.5)
Prior Service Credit | Selling, General and Administrative Expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Defined benefit plan reclassification, before tax	(1.5)	[1]	(1.6)	[1]	(1.0)	[1]
Pension Plan Actuarial (Losses)/Gains | Selling, General and Administrative Expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Defined benefit plan reclassification, before tax	$ 2.3	[1]	$ 3.2	[1]	$ 2.6	[1]

[1]	These items are included in the computation of net periodic pension benefit (cost). See Note 20 for additional information.